Earning per share	12 Months Ended
Dec. 31, 2023
Earnings per share:
Earning per share
Note 11 – Earning per share

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	31,656	41,564	45,101	8,728

Weighted average number of shares used in computing basic and diluted earnings per share	13,867,017	13,867,017	13,867,017	13,867,017